Concentration of Risk (Details) - Schedule of Major Customers - Customer Concentration Risk [Member]	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Customer C [Member] | Percentage of Revenue [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%		21.00%	13.00%	10.00%
Customer C [Member] | Percentage of Account Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	18.00%	13.00%		13.00%	12.00%
Customer G [Member] | Percentage of Revenue [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%		10.00%	10.00%
Customer G [Member] | Percentage of Account Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	41.00%	31.00%		31.00%
Customer H [Member] | Percentage of Revenue [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%		10.00%	10.00%
Customer H [Member] | Percentage of Account Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	16.00%	12.00%		12.00%
Customer I [Member] | Percentage of Revenue [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%		11.00%	10.00%
Customer I [Member] | Percentage of Account Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	13.00%	10.00%		10.00%
Iluminar [Member] | Percentage of Revenue [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	19.00%		10.00%	10.00%	10.00%
Iluminar [Member] | Percentage of Account Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	23.00%	18.00%		18.00%	39.00%
Customer J [Member] | Percentage of Revenue [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	15.00%
Customer J [Member] | Percentage of Account Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%
Customer E [Member] | Percentage of Revenue [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage			24.00%		17.00%
Customer E [Member] | Percentage of Account Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage		10.00%			10.00%